Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 23,978	$ 20,635
LNG terminal costs [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	(882)	(555)
Property, plant and equipment, net	23,823	20,459
LNG terminal [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	12,687	7,978
LNG terminal construction-in-process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	11,932	12,995
LNG site and related costs [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	86	41
Fixed assets and other [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	(86)	(65)
Property, plant and equipment, net	155	176
Computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	14	13
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	19	17
Computer software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	92	85
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	41	43
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	59	61
Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 16	$ 22